OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive income and related tax effects are as follows:

	Year Ended December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,905	$(647)	$1,258
Reclassification adjustment for gains realized in net income	(273)	93	(180)
Credit portion of OTTI losses recognized in net income	123	(42)	81
Noncredit portion of OTTI gains on available for sale securities	1,416	(482)	934
Unrealized holding gains on available for sale securities, net of taxes	3,171	(1,078)	2,093
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(8)	3	(5)
Other comprehensive income	$3,163	$(1,075)	$2,088

	Year Ended December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$3,058	$(1,040)	$2,018
Reclassification adjustment for gains realized in net income	(486)	165	(321)
Credit portion of OTTI losses recognized in net income	148	(50)	98
Noncredit portion of OTTI losses on available for sale securities	(1,730)	588	(1,142)
Unrealized holding gains on available for sale securities, net of taxes	990	(337)	653
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(333)	113	(220)
Other comprehensive income	$657	$(224)	$433

	Year Ended December 31, 2010
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(87)	$29	$(58)
Reclassification adjustment for gains realized in net income	(878)	299	(579)
Credit portion of OTTI losses recognized in net income	492	(167)	325
Noncredit portion of OTTI gains on available for sale securities	1,554	(528)	1,026
Unrealized holding gains on available for sale securities, net of taxes	1,081	(367)	714
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	(129)	44	(85)
Other comprehensive income	$952	$(323)	$629

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) included in shareholders’ equity are as follows:

	December 31, 2012
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$2,876	$(977)	$1,899
Noncredit portion of OTTI losses on available for sale securities	(266)	90	(176)
Net unrealized loss on effective cash flow hedging derivative	(470)	160	(310)

Accumulated other comprehensive income	$2,140	$(727)	$1,413

	December 31, 2011
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized gains on available for sale securities	$1,121	$(381)	$740
Noncredit portion of OTTI losses on available for sale securities	(1,682)	572	(1,110)
Net unrealized loss on effective cash flow hedging derivative	(462)	157	(305)

Accumulated other comprehensive loss	$(1,023)	$348	$(675)